Accounts Receivable, Net - Schedule of Movement Allowances for Expected Credit Loss (Details) - Movement of Allowances [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (21)	$ (19)
Reversal of expected credit losses		(2)
Ending balance	$ (21)	$ (21)